Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			9 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 [SeanergyMaritimeHoldingsCorpMember]	Sep. 30, 2011 [SeanergyMaritimeHoldingsCorpMember]	Dec. 31, 2013 [SeanergyMaritimeHoldingsCorpMember]	Dec. 31, 2012 [SeanergyMaritimeHoldingsCorpMember]	Oct. 01, 2011 [SeanergyMaritimeHoldingsCorpMember]	Dec. 31, 2011 [SafbulkMember]	Dec. 31, 2011 [SamcMember]	Dec. 31, 2011 [SwissmarineMember]	Dec. 31, 2011 [ThridPartiesMember]	Dec. 31, 2013 [SeanergyManagementCorpMember]
Retention accounts and other compensating cash balances amounts that are not pledged	$ 3,735
Vessel Salvage Value per LWT					270			435
Estimated useful life of vessel							30 years
Impairment loss	147,143	188,995	0				147,143
Charter rates assumed for asset impairment							Combination of 2-year forward freight agreements and the median of the trailing 10-year historical charter rates available for each type of vessel.
Annual inflation rate assumed for asset impairment							2.50%
Fleet utilization assumed for asset impairment							98.00%
Impairment loss for goodwill	4,365	12,910	0				4,365
Weighted average cost of capital				7.42%	8.16%
Dry-Docking and Special Survey Cost Amortization Period							2 to 3 years
Address commission										3.75%	3.75%	3.75%
Brokerage commission									1.25%			1.25%
Income tax position probability of realization							50.00%
Income tax rate							16.50%
Unrecognized tax expense for tax exempt entitiy							85
Minimum percentage for recognition of income tax position							50.00%
Hong Kong tax rate							16.50%
Foreign exchange tax													47
Tonnage tax						$ 144
Number of reportable segments							1